Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash at banks - current	€ 3,369	€ 3,176
Cash at banks - non-Current	0	0
Cash at banks	3,369	3,176
Time deposits - current	2,130	2,932
Time deposits - non-current	0	0
Time Deposits	2,130	2,932
Money market and other funds - current	2,478	2,855
Money market and other funds - non-current	0	0
Money market and other funds	2,478	2,855
Debt securities - current	150	47
Debt securities - non-current	0	0
Debt securities	150	47
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash and cash equivalents, current	8,124	9,008
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 8,124	€ 9,008